Distribution Date:	10/13/21	GS Mortgage Securities Trust 2015-GS1
Determination Date:	10/06/21
Next Distribution Date:	11/15/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-GS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Exchangeable Certificate Factor Detail	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210
Additional Information	7	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Cash Flows	8		Barry Davis		Barry.Davis@greyco.com
Bond / Collateral Reconciliation - Balances	9		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 1)	15-16		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Mortgage Loan Detail (Part 2)	17-18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Delinquency Loan Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Collateral Stratification and Historical Detail	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 1	23		CMBS Trustee	(302) 636-4140
Specially Serviced Loan Detail - Part 2	24		1100 North Market Street | Wilmington, DE 19890
Modified Loan Detail	25	Controlling Class	Eightfold Real Estate Capital, L.P.
Historical Liquidated Loan Detail	26	Representative
			-
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	36252AAA4	1.935000%	29,163,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252AAB2	3.470000%	200,000,000.00	199,999,999.29	0.00	578,333.33	0.00	0.00	578,333.33	199,999,999.29	31.34%	30.00%
A-3	36252AAC0	3.734000%	297,565,000.00	297,565,000.00	0.00	925,923.09	0.00	0.00	925,923.09	297,565,000.00	31.34%	30.00%
A-AB	36252AAD8	3.553000%	47,694,000.00	41,937,690.38	62,328.56	124,170.51	0.00	0.00	186,499.07	41,875,361.82	31.34%	30.00%
A-S	36252AAG1	4.037000%	51,288,000.00	51,288,000.00	0.00	172,541.38	0.00	0.00	172,541.38	51,288,000.00	24.81%	23.75%
B	36252AAH9	4.238000%	43,082,000.00	43,082,000.00	0.00	152,151.26	0.00	0.00	152,151.26	43,082,000.00	19.32%	18.50%
C	36252AAK2	4.418748%	47,184,000.00	47,184,000.00	0.00	173,745.18	0.00	0.00	173,745.18	47,184,000.00	13.32%	12.75%
D	36252AAL0	3.268000%	42,056,000.00	42,056,000.00	0.00	114,532.51	0.00	0.00	114,532.51	42,056,000.00	7.96%	7.63%
E	36252AAN6	4.418748%	20,515,000.00	20,515,000.00	0.00	75,542.18	0.00	0.00	75,542.18	20,515,000.00	5.35%	5.13%
F	36252AAQ9	4.418748%	8,207,000.00	8,207,000.00	0.00	30,220.56	0.00	0.00	30,220.56	8,207,000.00	4.31%	4.13%
G*	36252AAS5	4.418748%	33,849,932.00	33,849,932.00	0.00	66,050.67	0.00	0.00	66,050.67	33,849,932.00	0.00%	0.00%
R	36252AAU0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			820,603,933.00	785,684,621.67	62,328.56	2,413,210.67	0.00	0.00	2,475,539.23	785,622,293.11

Notional Certificates
X-A	36252AAE6	0.760664%	625,710,000.00	590,790,689.67	0.00	374,494.45	0.00	0.00	374,494.45	590,728,361.11
X-B	36252AAF3	0.180748%	43,082,000.00	43,082,000.00	0.00	6,489.16	0.00	0.00	6,489.16	43,082,000.00
X-D	36252AAM8	1.150748%	42,056,000.00	42,056,000.00	0.00	40,329.89	0.00	0.00	40,329.89	42,056,000.00
Notional SubTotal			710,848,000.00	675,928,689.67	0.00	421,313.50	0.00	0.00	421,313.50	675,866,361.11

Deal Distribution Total					62,328.56	2,834,524.17	0.00	0.00	2,896,852.73

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252AAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252AAB2	999.99999645	0.00000000	2.89166665	0.00000000	0.00000000	0.00000000	0.00000000	2.89166665	999.99999645
A-3	36252AAC0	1,000.00000000	0.00000000	3.11166666	0.00000000	0.00000000	0.00000000	0.00000000	3.11166666	1,000.00000000
A-AB	36252AAD8	879.30746803	1.30684279	2.60348283	0.00000000	0.00000000	0.00000000	0.00000000	3.91032562	878.00062524
A-S	36252AAG1	1,000.00000000	0.00000000	3.36416667	0.00000000	0.00000000	0.00000000	0.00000000	3.36416667	1,000.00000000
B	36252AAH9	1,000.00000000	0.00000000	3.53166659	0.00000000	0.00000000	0.00000000	0.00000000	3.53166659	1,000.00000000
C	36252AAK2	1,000.00000000	0.00000000	3.68229018	0.00000000	0.00000000	0.00000000	0.00000000	3.68229018	1,000.00000000
D	36252AAL0	1,000.00000000	0.00000000	2.72333341	0.00000000	0.00000000	0.00000000	0.00000000	2.72333341	1,000.00000000
E	36252AAN6	1,000.00000000	0.00000000	3.68229003	0.00000000	0.00000000	0.00000000	0.00000000	3.68229003	1,000.00000000
F	36252AAQ9	1,000.00000000	0.00000000	3.68229073	0.00000000	0.00000000	0.00000000	0.00000000	3.68229073	1,000.00000000
G	36252AAS5	1,000.00000000	0.00000000	1.95127925	1.73101116	13.47289176	0.00000000	0.00000000	1.95127925	1,000.00000000
R	36252AAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252AAE6	944.19250079	0.00000000	0.59851121	0.00000000	0.00000000	0.00000000	0.00000000	0.59851121	944.09288825
X-B	36252AAF3	1,000.00000000	0.00000000	0.15062346	0.00000000	0.00000000	0.00000000	0.00000000	0.15062346	1,000.00000000
X-D	36252AAM8	1,000.00000000	0.00000000	0.95895687	0.00000000	0.00000000	0.00000000	0.00000000	0.95895687	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	578,333.33	0.00	578,333.33	0.00	0.00	0.00	578,333.33	0.00
A-3	09/01/21 - 09/30/21	30	0.00	925,923.09	0.00	925,923.09	0.00	0.00	0.00	925,923.09	0.00
A-AB	09/01/21 - 09/30/21	30	0.00	124,170.51	0.00	124,170.51	0.00	0.00	0.00	124,170.51	0.00
X-A	09/01/21 - 09/30/21	30	0.00	374,494.45	0.00	374,494.45	0.00	0.00	0.00	374,494.45	0.00
X-B	09/01/21 - 09/30/21	30	0.00	6,489.16	0.00	6,489.16	0.00	0.00	0.00	6,489.16	0.00
A-S	09/01/21 - 09/30/21	30	0.00	172,541.38	0.00	172,541.38	0.00	0.00	0.00	172,541.38	0.00
B	09/01/21 - 09/30/21	30	0.00	152,151.26	0.00	152,151.26	0.00	0.00	0.00	152,151.26	0.00
C	09/01/21 - 09/30/21	30	0.00	173,745.18	0.00	173,745.18	0.00	0.00	0.00	173,745.18	0.00
D	09/01/21 - 09/30/21	30	0.00	114,532.51	0.00	114,532.51	0.00	0.00	0.00	114,532.51	0.00
X-D	09/01/21 - 09/30/21	30	0.00	40,329.89	0.00	40,329.89	0.00	0.00	0.00	40,329.89	0.00
E	09/01/21 - 09/30/21	30	0.00	75,542.18	0.00	75,542.18	0.00	0.00	0.00	75,542.18	0.00
F	09/01/21 - 09/30/21	30	0.00	30,220.56	0.00	30,220.56	0.00	0.00	0.00	30,220.56	0.00
G	09/01/21 - 09/30/21	30	396,003.66	124,645.27	0.00	124,645.27	58,594.61	0.00	0.00	66,050.67	456,056.47
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			396,003.66	2,893,118.77	0.00	2,893,118.77	58,594.61	0.00	0.00	2,834,524.17	456,056.47

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Losses		Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252AAG1	4.037000%	51,288,000.00	51,288,000.00	0.00	172,541.38		0.00		0.00	172,541.38	51,288,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
B (Cert)	36252AAH9	4.238000%	43,082,000.00	43,082,000.00	0.00	152,151.26		0.00		0.00	152,151.26	43,082,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
C (Cert)	36252AAK2	4.418748%	47,184,000.00	47,184,000.00	0.00	173,745.18		0.00		0.00	173,745.18	47,184,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Regular Interest Total			141,554,000.03	141,554,000.00	0.00	498,437.82		0.00		0.00	498,437.82	141,554,000.00

Exchangeable Certificate Details
PEZ	36252AAJ5	N/A	0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00		0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	2,896,852.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,902,231.15	Master Servicing Fee	7,658.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,583.33
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	327.09
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	817.72
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,902,231.15	Total Fees	11,596.54

Principal		Expenses/Reimbursements
Scheduled Principal	731,282.54	Reimbursement for Interest on Advances	5.01
Unscheduled Principal Collections		ASER Amount	40,930.25
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	15,175.18
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	668,953.98
		Other Expenses	0.00
Total Principal Collected	731,282.54	Total Expenses/Reimbursements	725,064.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,834,524.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	62,328.56
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,896,852.73
Total Funds Collected	3,633,513.69	Total Funds Distributed	3,633,513.69

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	785,009,995.91	785,009,995.91	Beginning Certificate Balance	785,684,621.67
(-) Scheduled Principal Collections	731,282.54	731,282.54	(-) Principal Distributions	62,328.56
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	784,278,713.37	784,278,713.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	785,188,189.12	785,188,189.12	Ending Certificate Balance	785,622,293.11
Ending Actual Collateral Balance	784,481,247.33	784,481,247.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	674,625.76
Beginning Cumulative Advances	0.00	674,626.61	UC / (OC) Change	668,953.98
Current Period Advances	0.00	668,953.98	Ending UC / (OC)	1,343,579.74
Ending Cumulative Advances	0.00	1,343,580.59	Net WAC Rate	4.42%
			UC / (OC) Interest	2,484.17
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	32,632,272.77	4.16%	49	4.8414	NAP	Defeased	2	32,632,272.77	4.16%	49	4.8414	NAP
5,000,000 or less	8	30,268,672.76	3.86%	49	4.6039	1.802577	1.30 or less	13	313,953,582.03	40.03%	48	4.5867	0.580921
5,000,001 to 10,000,000	11	77,858,084.94	9.93%	48	4.6629	1.885274	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	4	49,620,466.97	6.33%	48	4.4492	1.436920	1.41-1.50	4	89,694,407.79	11.44%	49	4.3501	1.459737
15,000,001 to 20,000,000	3	51,165,316.77	6.52%	48	4.6206	0.689318	1.51-1.60	1	7,578,402.23	0.97%	48	4.4030	1.550000
20,000,001 to 30,000,000	2	49,900,000.00	6.36%	49	4.3054	2.029279	1.61-1.70	4	71,669,769.78	9.14%	48	4.4056	1.638683
30,000,001 to 40,000,000	3	92,153,998.55	11.75%	48	4.6448	1.330302	1.71-1.80	3	17,381,799.85	2.22%	49	4.7446	1.773593
40,000,001 to 50,000,000	1	42,095,763.60	5.37%	47	4.9535	0.220000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	1	55,944,412.56	7.13%	49	4.2715	1.270000	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 or greater	4	302,639,724.45	38.59%	49	4.2011	2.271240	2.01-2.20	2	16,422,085.89	2.09%	49	4.0396	2.082682
Totals	39	784,278,713.37	100.00%	48	4.4364	1.714105	2.21 or greater	10	234,946,393.03	29.96%	48	4.2276	3.370614
							Totals	39	784,278,713.37	100.00%	48	4.4364	1.714105
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	25	32,632,272.77	4.16%	49	4.8414	NAP
							Defeased	25	32,632,272.77	4.16%	49	4.8414	NAP
Alabama	1	4,253,216.31	0.54%	47	4.9535	0.220000
							Industrial	1	1,583,848.46	0.20%	48	5.0445	2.440000
Arizona	2	8,595,954.80	1.10%	47	4.7246	0.964419
							Lodging	11	142,427,841.50	18.16%	48	4.6423	(0.050312)
California	5	136,996,540.89	17.47%	49	4.5118	3.601403
							Mobile Home Park	2	3,787,944.02	0.48%	49	4.7680	2.370000
Florida	4	55,561,069.06	7.08%	48	4.6629	1.156885
							Multi-Family	3	66,405,867.39	8.47%	49	4.7259	1.400625
Georgia	3	18,994,239.61	2.42%	48	4.6136	2.028055
							Office	6	230,445,747.05	29.38%	48	4.2507	3.078168
Illinois	2	36,249,361.10	4.62%	49	4.8741	1.242791
							Retail	19	292,184,985.17	37.26%	49	4.3605	1.587594
Indiana	4	67,177,395.03	8.57%	49	4.3581	1.386331
							Self Storage	2	14,810,207.01	1.89%	48	4.5011	1.859468
Iowa	1	15,885,941.17	2.03%	49	4.4465	1.040000
							Totals	69	784,278,713.37	100.00%	48	4.4364	1.714105
Louisiana	1	4,612,859.13	0.59%	48	5.0100	1.160000

Maryland	2	16,170,549.58	2.06%	48	4.6517	1.518119

Massachusetts	2	67,241,392.66	8.57%	49	4.3920	(0.642711)

Michigan	1	12,056,316.69	1.54%	48	4.3470	1.620000

Missouri	1	1,954,877.42	0.25%	47	4.9535	0.220000

Nevada	1	1,583,848.46	0.20%	48	5.0445	2.440000

New Hampshire	1	6,765,635.92	0.86%	49	4.7795	1.140000

New York	2	114,452,697.94	14.59%	48	3.9541	2.625534

North Carolina	2	20,736,413.99	2.64%	47	4.7542	0.412671

Ohio	2	48,027,726.22	6.12%	47	4.4990	1.154723

Oklahoma	1	6,598,359.89	0.84%	47	4.9535	0.220000

Tennessee	1	8,518,181.83	1.09%	47	4.9535	0.220000

Texas	5	99,213,862.91	12.65%	49	4.1995	1.544919

Totals	69	784,278,713.37	100.00%	48	4.4364	1.714105

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	32,632,272.77	4.16%	49	4.8414	NAP	Defeased	2	32,632,272.77	4.16%	49	4.8414	NAP
	4.000% or less	3	119,085,148.19	15.18%	48	3.8376	2.718708	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	74,890,594.18	9.55%	49	4.2087	1.473714	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	258,274,282.08	32.93%	49	4.3626	0.926115	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	7	134,511,462.33	17.15%	49	4.5852	3.404062	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	12	158,688,246.23	20.23%	48	4.8811	1.002148	49 months or greater	37	751,646,440.60	95.84%	48	4.4188	1.728801
	5.001% or greater	2	6,196,707.59	0.79%	48	5.0188	1.487162	Totals	39	784,278,713.37	100.00%	48	4.4364	1.714105
	Totals	39	784,278,713.37	100.00%	48	4.4364	1.714105
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	32,632,272.77	4.16%	49	4.8414	NAP	Defeased	2	32,632,272.77	4.16%	49	4.8414	NAP
	120 months or less	37	751,646,440.60	95.84%	48	4.4188	1.728801	Interest Only	9	314,760,000.00	40.13%	49	4.2227	2.831605
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	28	436,886,440.60	55.71%	48	4.5601	0.934272
	Totals	39	784,278,713.37	100.00%	48	4.4364	1.714105	299 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	784,278,713.37	100.00%	48	4.4364	1.714105
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	32,632,272.77	4.16%	49	4.8414	NAP				None
Underwriter's Information		1	14,452,697.94	1.84%	48	4.9165	1.280000
	12 months or less	35	681,249,330.10	86.86%	48	4.4203	1.775999
	13 to 24 months	1	55,944,412.56	7.13%	49	4.2715	1.270000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	784,278,713.37	100.00%	48	4.4364	1.714105
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30310207	OF	New York	NY	Actual/360	3.815%	317,916.67	0.00	0.00	N/A	10/06/25	--	100,000,000.00	100,000,000.00	09/01/21
2	30520837	RT	Lubbock	TX	Actual/360	4.221%	246,195.83	0.00	0.00	N/A	11/06/25	--	70,000,000.00	70,000,000.00	10/06/21
3	30520840	LO	Boston	MA	Actual/360	4.358%	227,925.57	120,872.57	0.00	N/A	11/06/25	--	62,760,597.02	62,639,724.45	10/06/21
4	30310208	OF	Los Angeles	CA	Actual/360	4.593%	267,925.00	0.00	0.00	N/A	11/06/25	--	70,000,000.00	70,000,000.00	10/03/21
5	30520835	RT	Fort Wayne	IN	Actual/360	4.271%	199,482.08	96,437.55	0.00	N/A	11/06/25	--	56,040,850.11	55,944,412.56	09/03/21
6	30310209	LO	Various	Various	Actual/360	4.954%	173,767.80	0.00	0.00	N/A	09/05/25	--	42,095,763.60	42,095,763.60	10/03/21
7	30520803	OF	Mason	OH	Actual/360	4.499%	113,966.04	47,900.93	0.00	N/A	09/05/25	--	30,397,700.30	30,349,799.37	10/06/21
8	30310211	MF	Palatine	IL	Actual/360	4.862%	126,094.74	40,357.38	0.00	N/A	11/06/25	--	31,121,697.65	31,081,340.27	10/06/21
9	30520826	MF	Panama City Beach	FL	Actual/360	4.569%	117,138.07	42,229.46	0.00	N/A	10/06/25	--	30,765,088.37	30,722,858.91	10/06/21
10	30520831	OF	Various	Various	Actual/360	4.906%	103,428.64	42,007.44	0.00	N/A	11/06/25	--	25,298,484.99	25,256,477.55	10/03/21
11	30520839	RT	Grass Valley	CA	Actual/360	4.310%	93,024.17	0.00	0.00	N/A	11/06/25	--	25,900,000.00	25,900,000.00	10/03/21
12	30310212	RT	San Jose	CA	Actual/360	4.301%	86,010.00	0.00	0.00	N/A	11/06/25	--	24,000,000.00	24,000,000.00	10/06/21
13	30310210	LO	Orlando	FL	Actual/360	4.900%	72,001.17	31,490.54	0.00	N/A	10/06/25	--	17,632,939.29	17,601,448.75	10/03/21
14	30520804	OF	Blue Ash	OH	Actual/360	4.499%	66,382.10	27,900.98	0.00	N/A	09/05/25	--	17,705,827.83	17,677,926.85	10/06/21
15	30520830	RT	Cedar Falls	IA	Actual/360	4.447%	58,962.72	26,634.22	0.00	N/A	11/06/25	--	15,912,575.39	15,885,941.17	10/06/21
16	30310213	RT	Latham	NY	Actual/360	4.917%	59,306.42	22,580.01	0.00	N/A	10/06/25	--	14,475,277.95	14,452,697.94	05/06/21
17	30520834	RT	Garland	TX	Actual/360	3.940%	42,333.59	26,391.00	0.00	N/A	11/06/25	--	12,893,479.53	12,867,088.53	10/06/21
18	30520824	RT	Rochester	MI	Actual/360	4.347%	43,758.85	23,421.89	0.00	N/A	10/06/25	--	12,079,738.58	12,056,316.69	10/03/21
19	30520807	LO	Charlotte	NC	Actual/360	4.550%	38,949.73	28,091.19	0.00	N/A	09/05/25	--	10,272,455.00	10,244,363.81	10/03/21
20	30520829	LO	Redding	CA	Actual/360	4.757%	39,100.20	17,906.48	0.00	N/A	10/06/25	--	9,864,447.37	9,846,540.89	10/06/21
21	30520827	SS	Gaithersburg	MD	Actual/360	4.871%	34,928.42	12,678.47	0.00	N/A	10/06/25	--	8,604,825.82	8,592,147.35	10/06/21
22	30310214	RT	Granger	IN	Actual/360	4.800%	29,833.96	13,450.93	0.00	N/A	11/06/25	--	7,458,489.38	7,445,038.45	10/06/21
23	30520828	RT	Walkersville	MD	Actual/360	4.403%	27,845.78	10,726.46	0.00	N/A	10/06/25	--	7,589,128.69	7,578,402.23	10/03/21
24	30310215	RT	Littleton	NH	Actual/360	4.779%	26,995.80	12,261.22	0.00	N/A	11/06/25	--	6,777,897.14	6,765,635.92	10/06/21
25	30520842	SS	Reno	NV	Actual/360	4.620%	28,435.31	9,999.95	0.00	N/A	11/06/25	--	7,385,795.17	7,375,795.22	10/06/21
26	30310216	OF	Los Angeles	CA	Actual/360	4.816%	29,093.65	0.00	0.00	N/A	11/06/25	--	7,250,000.00	7,250,000.00	10/06/21
27	30310217	RT	Rincon	GA	Actual/360	4.572%	27,053.96	0.00	0.00	N/A	10/06/25	--	7,100,000.00	7,100,000.00	10/06/21
28	30520832	SS	Little Elm	TX	Actual/360	3.990%	20,717.15	12,661.58	0.00	N/A	11/06/25	--	6,230,721.24	6,218,059.66	10/06/21

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	30520841	RT	Rome	GA	Actual/360	4.605%	22,815.01	11,039.24	0.00	N/A	11/06/25	--	5,945,278.85	5,934,239.61	10/06/21
30	30310218	RT	Conyers	GA	Actual/360	4.671%	23,199.30	0.00	0.00	N/A	10/06/25	--	5,960,000.00	5,960,000.00	10/06/21
31	30310219	OF	Chicago	IL	Actual/360	4.947%	21,340.37	8,540.51	0.00	N/A	11/06/25	--	5,176,561.34	5,168,020.83	10/06/21
32	30520838	RT	McKinney	TX	Actual/360	4.040%	16,498.29	9,886.54	0.00	N/A	11/06/25	--	4,900,480.72	4,890,594.18	10/06/21
33	30310220	RT	Ponchatoula	LA	Actual/360	5.010%	19,292.57	8,116.51	0.00	N/A	10/06/25	--	4,620,975.64	4,612,859.13	10/06/21
34	30310221	MF	Boston	MA	Actual/360	4.854%	18,644.89	7,225.38	0.00	N/A	11/06/25	--	4,608,893.59	4,601,668.21	10/06/21
35	30520836	RT	Seminole	FL	Actual/360	4.535%	17,193.31	0.00	0.00	N/A	11/06/25	--	4,550,000.00	4,550,000.00	10/03/21
36	30296403	MH	Various	IN	Actual/360	4.768%	15,078.09	6,876.69	0.00	N/A	11/06/25	--	3,794,820.71	3,787,944.02	10/06/21
37	30520825	RT	Tempe	AZ	Actual/360	4.400%	13,055.79	5,672.67	0.00	N/A	10/06/25	--	3,560,670.03	3,554,997.36	10/03/21
38	30310222	RT	Homosassa	FL	Actual/360	4.400%	9,870.35	5,152.48	0.00	N/A	11/06/25	--	2,691,913.88	2,686,761.40	10/06/21
39	30310223	IN	Las Vegas	NV	Actual/360	5.045%	6,669.76	2,772.27	0.00	N/A	10/06/25	--	1,586,620.73	1,583,848.46	10/06/21
Totals							2,902,231.15	731,282.54	0.00				785,009,995.91	784,278,713.37
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	37,431,534.13	40,204,439.88	01/01/21	06/30/21	--	0.00	0.00	317,500.01	317,500.01	0.00	0.00
2	15,118,812.44	13,504,491.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	(8,665,557.28)	(8,830,222.64)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,744,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	13,151,456.24	0.00	--	--	10/06/21	22,762,562.42	80,930.40	214,755.73	214,755.73	1,879,842.22	0.00
6	0.00	5,110,042.46	07/01/20	06/30/21	--	0.00	131,860.52	0.00	0.00	0.00	668,953.98
7	2,571,049.46	2,572,100.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,442,633.61	2,502,086.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,172,671.17	3,190,827.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,451,715.68	2,845,827.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,761,453.95	1,813,754.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,439,826.21	108,415.44	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,397,864.60	1,579,521.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,373,084.36	1,157,714.37	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	10/06/21	1,082,629.99	4,431.11	77,081.13	404,692.56	0.00	0.00
17	1,305,143.48	1,853,486.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,415,073.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	455,405.00	659,988.79	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,755,349.45	2,096,826.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	784,579.81	860,863.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	990,749.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	723,240.14	763,883.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	572,484.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	667,917.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	776,494.11	851,954.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	756,674.42	973,318.46	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	551,910.40	617,149.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	780,726.77	752,634.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	554,408.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	629,394.85	560,042.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	402,332.99	414,652.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	333,808.02	85,431.41	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	553,818.47	534,357.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	403,272.22	639,131.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	458,351.82	501,732.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	316,234.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	227,288.24	291,476.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	106,806,065.64	78,215,929.67				23,845,192.41	217,222.03	609,336.87	936,948.30	1,879,842.22	668,953.98

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
10/13/21	0	0.00	0	0.00	1	14,452,697.94	1	14,452,697.94	0	0.00	0	0.00	0	0.00	0		0.00	4.436392%	4.418668%	48
09/13/21	0	0.00	0	0.00	2	56,571,041.55	1	14,475,277.95	0	0.00	0	0.00	0	0.00	0		0.00	4.436475%	4.418748%	49
08/12/21	0	0.00	1	14,495,794.22	1	42,095,763.60	1	14,495,794.22	0	0.00	0	0.00	0	0.00	0		0.00	4.436549%	4.418820%	50
07/12/21	0	0.00	0	0.00	1	41,812,955.46	1	14,516,224.00	0	0.00	1	41,812,955.46	0	0.00	0		0.00	4.436437%	4.418702%	51
06/11/21	1	14,538,544.80	0	0.00	1	41,089,476.99	1	14,538,544.80	0	0.00	0	0.00	0	0.00	0		0.00	4.436043%	4.418299%	52
05/12/21	0	0.00	0	0.00	1	41,155,554.86	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.436160%	4.418414%	53
04/12/21	1	14,580,941.45	1	56,498,166.96	1	41,227,000.70	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.436289%	4.418540%	54
03/12/21	0	0.00	0	0.00	2	97,878,444.55	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.436404%	4.418653%	55
02/12/21	0	0.00	0	0.00	3	112,695,200.71	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.436555%	4.418801%	56
01/12/21	0	0.00	0	0.00	3	112,867,011.06	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.436669%	4.418913%	57
12/11/20	0	0.00	0	0.00	3	113,038,143.03	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.436782%	4.419023%	58
11/13/20	0	0.00	0	0.00	3	113,223,026.77	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	4.436906%	4.419145%	59
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30310207	09/01/21	0	B	317,500.01	317,500.01	0.00	100,000,000.00
5	30520835	09/03/21	0	A	214,755.73	214,755.73	2,097,219.88	56,040,850.11	07/15/20	98
16	30310213	05/06/21	4	6	77,081.13	404,692.56	47,275.50	14,558,794.35	06/24/20	2		06/01/21
Totals					609,336.87	936,948.30	2,144,495.38	170,599,644.46
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		324,029,971	309,577,273		0	14,452,698
49 - 60 Months		460,248,742	460,248,742		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	784,278,713	769,826,015	0	0	0	14,452,698
Sep-21	785,009,996	728,438,954	0	0	42,095,764	14,475,278
Aug-21	785,684,623	729,093,065	0	0	42,095,764	14,495,794
Jul-21	786,073,824	729,744,644	0	0	41,812,955	14,516,224
Jun-21	786,073,824	730,445,802	0	0	41,089,477	14,538,545
May-21	786,806,495	745,650,941	0	0	41,155,555	0
Apr-21	787,596,199	675,290,090	14,580,941	56,498,167	41,227,001	0
Mar-21	788,322,912	690,444,468	0	0	97,878,445	0
Feb-21	789,227,095	676,531,894	0	0	112,695,201	0
Jan-21	789,947,423	677,080,411	0	0	112,867,011	0
Dec-20	790,664,932	677,626,789	0	0	113,038,143	0
Nov-20	791,440,017	678,216,991	0	0	113,223,027	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30520835	55,944,412.56	56,040,850.11	102,000,000.00	09/16/20	12,131,525.24	1.27000	06/30/20	11/06/25	289
16	30310213	14,452,697.94	14,558,794.35		--		1.28000	--	10/06/25	289
Totals		70,397,110.50	70,599,644.46	102,000,000.00		12,131,525.24

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	30520835	RT	IN	07/15/20	98
10/6/2021 - Transfer as of 12/8/20. Borrower initially requested a transition of the Property back to the Noteholder which is being evaluated along with the potential for a possible loan modification instead. Although debt service is current, there are still both current and future capital needs that need addressing (i.e. capex, future TILCs, etc.) Potential modification still being evaluated and is being presented to the Borrower as a possible resolution. Loan is cash managed.

16	30310213	RT	NY	06/24/20	2
10/6/2021 - Loan transferred to Special Servicing on 6/9/2020. According to the Borrower, property performance began to decline at the end of 2019. By July 2020, most other tenants had stopped paying rent as a result of the COVID-19 pandemic. Notice of Default was issued 7/30/2020. There have been unauthorized transfers and simultaneous dissolution of the guarantor. Borrower is requesting a loan modification that will include providing replacement guarantors. Request is under evaluation. New Default N otice issued on 6/9/2021. Noteholder to pursue rights and remedies as applicable. Borrower has engaged debtor rep.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30520840	64,355,061.37	4.35800%	64,024,213.03 4.35800%		8	07/16/20	05/06/20	07/20/20
6	30310209	233,317,513.90	4.95300%	233,317,513.90 4.95300%		8	06/18/21	04/06/20	06/18/21
Totals		297,672,575.27		297,341,726.93
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	11,675.18	0.00	0.00	80,930.40	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	0.00	0.00	0.00	(44,431.26)	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	4,431.11	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.01	0.00	0.00	0.00
Total	0.00	0.00	15,175.18	0.00	0.00	40,930.25	0.00	0.00	5.01	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		56,110.44

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29